PUBLIC SERVICE CONCESSIONS - Movement of Contractual Transmission Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement of the contractual transmission assets
Financial assets	R$ 40,114,344	R$ 57,885,123
Transmission
Movement of the contractual transmission assets
Financial assets		R$ 14,330,101
Contract revenue	1,005,712
Amortization/Receipt	(1,275,779)
Investments/Additions	1,092,930
Contract assets at end of period	14,571,796
Transmission | Adjustments due to application of IFRS 15
Movement of the contractual transmission assets
Contract assets at beginning of period	R$ (581,168)